CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - Unaudited - CAD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022
Profit or loss [abstract]
REVENUE	$ 6,150	$ 5,184	$ 11,837	$ 9,873
COST OF SALES	3,196	2,405	6,090	4,615
GROSS PROFIT	2,954	2,779	5,747	5,258
EXPENSES
Research and development	1,037	5,002	2,114	11,626
Sales and marketing	921	817	1,984	1,838
General and administrative	3,308	3,831	7,295	7,626
Amortization of intangible assets	711	953	1,558	2,064
Total expenses	5,977	10,603	12,951	23,154
Loss before other income (expenses) and income taxes	(3,023)	(7,824)	(7,204)	(17,896)
OTHER INCOME (EXPENSES)
Accretion	(5)	0	(10)	(3)
Grant income	16	14	299	284
Interest and other income	213	36	356	34
Unrealized foreign exchange gain	209	297	136	320
Other income (expenses)	433	347	781	635
Loss before income taxes	(2,590)	(7,477)	(6,423)	(17,261)
Income taxes	(32)	126	230	529
NET LOSS FOR THE PERIOD	(2,622)	(7,351)	(6,193)	(16,732)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	516	1,999	(698)	142
COMPREHENSIVE LOSS FOR THE PERIOD	$ (2,106)	$ (5,352)	$ (6,891)	$ (16,590)
LOSS PER SHARE - BASIC	$ (0.1)	$ (0.3)	$ (0.25)	$ (0.67)
LOSS PER SHARE - DILUTED	$ (0.1)	$ (0.3)	$ (0.25)	$ (0.67)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Basic	25,050,260	24,874,455	25,050,260	24,806,791
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - diluted	25,050,260	24,874,455	25,050,260	24,806,791